SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Subject to Possible Redemption (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds	$ 115,000,000
Common stock issuance costs	(2,812,212)
Accretion of carrying value to redemption value	2,812,212
Common stock subject to possible redemption	$ 115,000,000